TRIBUTARY FUNDS, INC.

Supplement dated March 7, 2011
to the Prospectus dated August 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”) approved a change in the custodian of certain of the Funds at the regular meeting of the Board held on November 18, 2010.  Additionally, the Board and the shareholders of the Tributary International Equity Fund (the “Shareholders”) approved a new investment sub-advisory agreement between Tributary Capital Management, LLC and Kleinwort Benson Investors International Ltd. with respect to the Tributary International Equity Fund at a meeting of the Board held on January 17, 2011 and a special meeting of the Shareholders held on March 7, 2011.  Your Prospectus is hereby amended as follows:

On page 49, the second paragraph under the section entitled “Investment Sub-Advisers” is hereby deleted in its entirety and replaced with the following:

Kleinwort Benson Investors International Ltd. (“KBI”), a subsidiary of Kleinwort Benson Investors Dublin Ltd (“KBID”), located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland, serves as the investment sub-adviser to the Tributary International Equity Fund.  KBI, a registered investment adviser under the Investment Advisers Act of 1940, as amended, provides investment advisory services to individuals, investment companies, and other institutions.  As of December 31, 2010, KBI had $5 billion in assets under management.  KBID’s parent is the Kleinwort Benson Group Ltd., located at 7th Floor 55, Baker Street, London W1U 8EW.  Kleinwort Benson Group Ltd. is 100% owned by RHJ International S.A., a large European financial services group based in Brussels, Belgium.

On page 53, the first paragraph under the section entitled “Custodian and Transfer Agent” is hereby deleted in its entirety and replaced with the following:

JPMorgan Chase Bank, National Association, serves as Custodian and provides for the safekeeping of the assets of each of the Funds except for the Tributary International Equity Fund, for which Union Bank, N.A. serves as Custodian.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

Supplement dated March 7, 2011
to the Statement of Additional Information dated August 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”) approved a change in the custodian of certain of the Funds at the regular meeting of the Board held on November 18, 2010 and a change to certain of the officers of the Funds pursuant to a Written Consent of the Board dated January 3, 2011.  Additionally, the Board and the shareholders of the Tributary International Equity Fund (the “Shareholders”) approved a new investment sub-advisory agreement between Tributary Capital Management, LLC and Kleinwort Benson Investors International Ltd. with respect to the Tributary International Equity Fund at a meeting of the Board held on January 17, 2011 and a special meeting of the Shareholders held on March 7, 2011.  Your Statement of Additional Information is hereby amended as follows:

On page 21, the third row in the table under the section entitled “Other Executive Officers” is hereby deleted in its entirety and replaced with the following:

Evan C. Williams 225 West Wacker Drive Suite 1200 Chicago, IL 60606 Age: 28	Secretary	Indefinite; Since January 2011.	Compliance Manager of JNAM and JFS (2010 – Present). Formerly, Attorney, Lee & Stone, LLP (2009 – 2010); Associate Attorney, Akin Gump Strauss Hauer & Feld LLP (2007 – 2009).

On page 26, the last sentence of the second paragraph under the section entitled “Investment Adviser and Sub-Advisers” is hereby deleted in its entirety and replaced with the following:

First National provides a full range of financial services to its clients, with more than 75 years of experience in trust and investment management; previously served as custodian for certain Funds as more fully discussed under “Custodians” below; and previously served as co-administrator of the Funds as more fully discussed under “Co-Administrators” below.

On page 26, the sixth and seventh paragraphs under the section entitled “Investment Adviser and Sub-Advisers” is hereby deleted in its entirety and replaced with the following:

Investment sub-advisory services are provided to the International Fund by Kleinwort Benson Investors International Ltd. (“KBI”) pursuant to the Investment Sub-Advisory Agreement dated March 7, 2011 (the “KBI Sub-Advisory Agreement”).  KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd (“KBID”).  KBID’s parent is the Kleinwort Benson Group Ltd., which is a wholly-owned subsidiary of RHJ International S.A., a large European financial services group.

Under the KBI Sub-Advisory Agreement, KBI has agreed to provide investment sub-advisory services for the International Fund as described in the Prospectus.  For the services provided and expenses assumed pursuant to the KBI Sub-Advisory Agreement, Tributary pays KBI a fee equal to 0.50% of the average daily net assets of the International Fund.  The fees paid by Tributary to KBI are a portion of, and are not in addition to, the advisory fees paid by the International Fund to Tributary as described above.

On page 34, the section entitled “Compensation—KBCAM” is hereby deleted in its entirety and replaced with the following:

Compensation—KBI.  In addition to their basic salary, KBI”s investment personnel have access to a range of incentive plans, as follows:

Bonuses:  Portfolio managers’ compensation structure is geared with a significant element of their pay being bonus related.  These bonuses are declared annually, on the basis of annual appraisals, and are tied to three factors:

•	Individual performance as a member of the team and against personal benchmarks
•	Team performance against relevant benchmarks
•	Achievement of commercial objectives (e.g. growth in funds under management)

Ownership Equity:  There is a retention and incentivization program in place for senior executives and investment personnel.  This is a combination of equity grants in KBI’s parent company and an annual bonus pool that is driven by the profitability of KBI’s business unit in Dublin.

On page 40, the first two paragraphs under the section entitled “Custodians” are hereby deleted in their entirety and replaced with the following:

On February 22, 2011, JPMorgan Chase Bank, National Association (the “Custodian”), located at One Chase Manhattan Plaza, New York, New York 10005, became the custodian to each of the Funds except the International Fund (the “Domestic Funds”) pursuant to a Domestic Custody Agreement dated January 28, 2011, (the “Domestic Custody Agreement”).  The Custodian’s responsibilities include safeguarding and controlling the Domestic Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest on the Domestic Funds’ investments.  In consideration of such services, each Domestic Fund pays the Custodian a fee at the annual rate of $5,000 plus expenses.

Prior to February 22, 2011, First National, located at 1620 Dodge Street, Omaha, Nebraska 68197, served as custodian to the Domestic Funds pursuant to a Custodian Agreement dated December 20, 1994 and amended December 5, 1995, June 4, 1996, February 3, 1998, and July 1, 2007.  First National’s responsibilities included safeguarding and controlling the Domestic Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest on the Domestic Funds’ investments.  In consideration of such services, each Domestic Fund paid First National a fee, computed daily and paid monthly, at the annual rate of 0.03% of such Domestic Fund’s average daily net assets.

On page 40, the last sentence of the fourth paragraph under the section entitled “Custodians” is hereby deleted in its entirety and replaced with the following:

The following table shows the gross and net custody fees paid to, and fees waived by, First National, the International Custodian, and Northern Trust during the last three fiscal years.  As of the date of this supplement, no fees have been paid to the Custodian.

On page 41, the reference to the “Custodian Agreement” in the first sentence of the second paragraph under the section entitled “Banking Regulations” is hereby deleted in its entirety.

Please retain this supplement for future reference.